Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, no par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	172.89
Maximum Aggregate Offering Price	$ 259,335,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,814.16
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of Common Stock, without par value (the "Shares"), of The Marzetti Company (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding Shares. 2. This Registration Statement also covers such indeterminable number of additional Shares of the registrant as may become issuable with respect to any or all of such registered Shares pursuant to the antidilution provisions of The Marzetti Company 2025 Omnibus Incentive Plan. 3. The proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for purposes of calculating the registration fee and are based, pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, upon the average of the high and low prices of the Shares on November 12, 2025, as reported on the Nasdaq Global Select Market.